CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash Flows from operating activities:
Net loss	$ (99,917)	$ (24,462)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash interest expense	778	644
Loss on extinguishment of convertible debentures	3,091
Change in fair value of warrant liabilities	(10,849)	3,326
Change in fair value of convertible debenture embedded derivative liabilities	21,421	(269)
Change in fair value of convertible debentures	56,212
Debt issuance costs expensed upon issuance of convertible debentures recorded using the fair value option	924
Non-cash lease expense		(5)
Foreign currency adjustments	489	646
Share-based compensation expense	3,450	116
Depreciation of property and equipment	175	238
Changes in operating assets and liabilities:
Investment tax credit receivable	(1,007)	143
Prepaid expenses and other assets	(751)	(113)
Accounts payable	373	(197)
Accrued expenses and other liabilities	868	2,341
Net cash used in operating activities	(24,743)	(17,592)
Cash flows from investing activities
Purchases of property and equipment	(318)	(153)
Net cash used in investing activities	(318)	(153)
Cash flows from financing activities
Proceeds from PIPE Financing	56,892
Proceeds from FEAC trust account in connection with Reverse Recapitalization	7,363
Payment of transaction costs in connection with the Reverse Recapitalization and PIPE Financing	(10,497)
Proceeds from issuance of convertible notes	38,000	18,400
Payment of issuance costs associated with convertible debentures	(924)	(44)
Repayment of convertible debentures	(3,176)
Proceeds from issuance of common shares upon the exercise of stock options	44	12
Repayments of term loan principal	(1,555)
Proceeds from issuance of term loan		11,000
Payments of debt issuance costs associated with the term loan		(391)
Repayment of debt		(1,010)
Net cash provided by financing activities	86,147	27,967
Effect of exchange rate changes on cash	1	(805)
Net increase in cash and cash equivalents	61,087	9,417
Cash and cash equivalents at beginning of period	20,434	11,017
Cash and cash equivalents at end of period	81,521	20,434
Supplemental cash flow information:
Cash paid for interest	1,398	615
Supplemental disclosure of non-cash investing and financing activities
Reverse Recapitalization and PIPE Financing transaction costs included within accrued expenses and accounts payable	613
Conversion of Preferred Shares upon Reverse Recapitalization	53,118
Derivative liability recognized upon issuance and modification of convertible debentures		3,531
Conversion of Convertible Debentures upon Reverse Recapitalization	113,627
Reclassification of warrant liability to equity upon Reverse Recapitalization	1,983
Liabilities assumed upon Reverse Recapitalization	1,130
Warrant liability recognized upon issuance of term loan	1,420	$ 90
Settlement of derivative liability upon repayment and conversion of convertible debentures	25,217
Fixed assets included in accrued expenses and accounts payable	58
Settlement of April 2023 Notes through the issuance of May 2023 Notes and warrants	$ 8,000